Annual Fund Operating Expenses	Aug. 31, 2023
Prospectus #1 | Eaton Vance Richard Bernstein All Asset Strategy Fund | Class A
Operating Expenses:
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.13%
Acquired Fund Fees and Expenses	0.06%
Total Annual Fund Operating Expenses	1.29%
Prospectus #1 | Eaton Vance Richard Bernstein All Asset Strategy Fund | Class C
Operating Expenses:
Management Fees	0.85%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.13%
Acquired Fund Fees and Expenses	0.06%
Total Annual Fund Operating Expenses	2.04%
Prospectus #1 | Eaton Vance Richard Bernstein All Asset Strategy Fund | Class I
Operating Expenses:
Management Fees	0.85%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.13%
Acquired Fund Fees and Expenses	0.06%
Total Annual Fund Operating Expenses	1.04%
Prospectus #1 | Eaton Vance Richard Bernstein Equity Strategy Fund | Class A
Operating Expenses:
Management Fees	0.83%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.12%
Acquired Fund Fees and Expenses	0.07%
Total Annual Fund Operating Expenses	1.27%
Prospectus #1 | Eaton Vance Richard Bernstein Equity Strategy Fund | Class C
Operating Expenses:
Management Fees	0.83%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.12%
Acquired Fund Fees and Expenses	0.07%
Total Annual Fund Operating Expenses	2.02%
Prospectus #1 | Eaton Vance Richard Bernstein Equity Strategy Fund | Class I
Operating Expenses:
Management Fees	0.83%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.12%
Acquired Fund Fees and Expenses	0.07%
Total Annual Fund Operating Expenses	1.02%
Prospectus #2 | Eaton Vance Greater China Growth Fund | Class A
Operating Expenses:
Management Fees	0.90%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.53%
Total Annual Fund Operating Expenses	1.68%
Expense Reimbursement (1)(2)	(0.18%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.50%
Prospectus #2 | Eaton Vance Greater China Growth Fund | Class C
Operating Expenses:
Management Fees	0.90%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.53%
Total Annual Fund Operating Expenses	2.43%
Expense Reimbursement (1)(2)	(0.18%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	2.25%
Prospectus #2 | Eaton Vance Greater China Growth Fund | Class I
Operating Expenses:
Management Fees	0.90%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.53%
Total Annual Fund Operating Expenses	1.43%
Expense Reimbursement (1)(2)	(0.18%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.25%
Prospectus #3 | Eaton Vance Worldwide Health Sciences Fund | Class A
Operating Expenses:
Management Fees	0.76%	[2]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.18%
Expense Reimbursement (1)(2)	(0.04%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.14%
Prospectus #3 | Eaton Vance Worldwide Health Sciences Fund | Class C
Operating Expenses:
Management Fees	0.76%	[2]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.93%
Expense Reimbursement (1)(2)	(0.04%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.89%
Prospectus #3 | Eaton Vance Worldwide Health Sciences Fund | Class I
Operating Expenses:
Management Fees	0.76%	[2]
Distribution and Service (12b-1) Fees	none
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.93%
Expense Reimbursement (1)(2)	(0.04%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.89%
Prospectus #3 | Eaton Vance Worldwide Health Sciences Fund | Class R
Operating Expenses:
Management Fees	0.76%	[2]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.43%
Expense Reimbursement (1)(2)	(0.04%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.39%

[1]	The administrator and sub-adviser have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.50% for Class A shares, 2.25% for Class C shares and 1.25% for Class I shares. This expense reimbursement will continue through January 1, 2025. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the administrator and sub-adviser during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, the investment adviser, administrator and sub-adviser may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.
[2]	“Management Fees” reflect a base contractual advisory fee of 0.63%, a performance fee adjustment decrease of 0.02% (based on the performance fee adjustment for the most recent fiscal year) and an administrative fee of 0.15%. See page 16 of this Prospectus for more information about the calculation of the performance fee adjustment.
[3]	The investment adviser, sub-adviser and administrator have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.15% for Class A shares, 1.90% for Class C shares, 0.90% for Class I shares and 1.40% for Class R shares. This expense reimbursement will continue through January 1, 2025. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, any performance-based adjustment to an asset-based investment advisory fee, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser, sub-adviser and administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, the investment adviser, sub-adviser and administrator may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.